Barclays PLC (the Parent company) - Other equity instruments (Details) £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)		Dec. 31, 2023 GBP (£)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2022 GBP (£)		Dec. 31, 2021 GBP (£)
Disclosure of transactions between related parties [line items]
Equity	£ 72,481		£ 71,864				£ 69,260		£ 70,041
Other equity instruments
Disclosure of transactions between related parties [line items]
Equity	12,075	[1]	13,259	[1]			13,284	[1]	12,259
AT1 securities issuance	1,598		3,140
Reduction of issued capital	2,753		3,170
Barclays PLC
Disclosure of transactions between related parties [line items]
Equity	56,986		58,028				57,667		57,837
Barclays PLC | Other equity instruments
Disclosure of transactions between related parties [line items]
Equity	12,033		£ 13,198				£ 13,250		£ 12,241
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
AT1 securities issuance	1,604
Reduction of issued capital	2,765
Barclays PLC | AT1 Securities | 8.500% Perpetual Subordinated Contingent Convertible Securities
Disclosure of transactions between related parties [line items]
Notional contract amount	£ 1,250
Barclays PLC | AT1 Securities | 5.400% Perpetual Subordinated Contingent Convertible Securities (SGD600m)
Disclosure of transactions between related parties [line items]
Notional contract amount | $						$ 600
Barclays PLC | AT1 Securities | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)
Disclosure of transactions between related parties [line items]
Notional contract amount | $					$ 2,000

[1]	For further details refer to Note 27.